Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management [Abstract]
Information Regarding Aging and Collectability of Accounts Receivable

The following table provides an aging analysis of trade accounts receivable. The age of an invoice does not necessarily indicate an account is past due as many contracts for system revenue require the successful completion of system testing and acceptance.

	December 31,	December 31,
As at	2018	2017
Current	$769	$12,000
1 - 30 days	2,885	2,909
31 - 60 days	2,146	1,098
61 - 90 days	3,193	1,114
91 days and over	2,677	2,598
Less allowance for doubtful accounts	(858)	(421)
Accounts receivable	10,812	19,298
Long-term accounts receivable	415	-
Total accounts receivable	$11,227	$19,298

Summary of Company's Exposure to Exchange Risk and Pre-tax Effects on Earnings and Other Comprehensive Income

The following table illustrates the Company’s exposure to exchange risk and the pre-tax effects on earnings and other comprehensive income (“OCI”) of a 5% decrease in the U.S. dollar in comparison to other relevant foreign currency. This analysis assumes all other variables remain constant.

	Foreign Currency Exposure	Foreign Currency exchange risk 5% decrease in US$
	December 31, 2018	Income	OCI
Net asset:
Canadian dollar	(2,549)	37	(165)
Indian rupee	101	-	5
Chilean peso	602	-	30
Euro	(411)	2	(23)
Australian dollar	597	-	30
Chinese Yuan	3,822	-	191